CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Interest and dividend income:
Loans, including fees	¥ 947,983		¥ 936,574		¥ 945,784
Investments:
Interest	162,451		170,651		174,538
Dividends	63,329		71,579		73,573
Trading account assets	169,216		193,288		203,817
Call loans and funds sold	4,947		6,601		4,960
Receivables under resale agreements and securities borrowing transactions	57,220		39,684		48,903
Deposits	18,229		18,709		8,609
Total interest and dividend income	1,423,375		1,437,086		1,460,184
Interest expense:
Deposits	124,053		131,140		134,495
Debentures			385		6,533
Trading account liabilities	23,688		28,436		31,370
Call money and funds purchased	7,686		8,604		8,522
Payables under repurchase agreements and securities lending transactions	66,995		47,114		62,622
Other short-term borrowings	16,490		20,481		14,499
Long-term debt	173,939		179,799		190,816
Total interest expense	412,851		415,959		448,857
Net interest income	1,010,524		1,021,127		1,011,327
Provision (credit) for loan losses (Notes 4 and 5)	139,947		(23,044)		647
Net interest income after provision (credit) for loan losses	870,577		1,044,171		1,010,680
Noninterest income:
Fees and commissions (Note 25)	612,808		575,413		582,100
Foreign exchange gains (losses)-net (Note 26)	20,514	[1]	98,054	[1]	55,998	[1]
Trading account gains (losses)-net (Note 26)	534,100		333,315		206,016
Investment gains (losses)-net (Note 3)	121,159		(32,991)		70,468
Gains on disposal of premises and equipment	12,411		19,924		13,537
Other noninterest income (Note 21)	138,427		96,420		108,413
Total noninterest income	1,439,419		1,090,135		1,036,532
Noninterest expenses:
Salaries and employee benefits (Note 19)	572,301		587,332		552,348
General and administrative expenses	439,708		477,512		500,369
Impairment of goodwill (Note 7)			5,637		9,379
Occupancy expenses	171,697		174,788		169,916
Fees and commission expenses	109,018		107,898		96,113
Provision (credit) for losses on off-balance-sheet instruments (Note 22)	4,584		(1,203)		4,443
Other noninterest expenses (Notes 4 and 21)	127,508		119,507		103,287
Total noninterest expenses	1,424,816		1,471,471		1,435,855
Income before income tax expense	885,180		662,835		611,357
Income tax expense (Note 18)	4,024		13,878		193,227
Net income	881,156		648,957		418,130
Less: Net income (loss) attributable to noncontrolling interests	5,744		(7,432)		5,461
Net income attributable to MHFG shareholders	¥ 875,412		¥ 656,389		¥ 412,669
Earnings per common share (Note 17):
Basic net income per common share	¥ 36.05		¥ 28.07		¥ 20.44
Diluted net income per common share	¥ 34.47		¥ 26.78		¥ 19.22

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.